Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000248535
Shareholder Report [Line Items]
Fund Name	WisdomTree 1-3 Year Laddered Treasury Fund
Trading Symbol	USSH
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 8,587,969
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,587,969 # of Portfolio Holdings25 Portfolio Turnover Rate57%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 1/15/2028	4.2%
U.S. Treasury Notes, 4.38%, due 7/31/2026	4.2%
U.S. Treasury Notes, 4.25%, due 2/15/2028	4.2%
U.S. Treasury Notes, 4.25%, due 12/31/2026	4.2%
U.S. Treasury Notes, 4.38%, due 7/15/2027	4.2%
U.S. Treasury Notes, 4.63%, due 6/15/2027	4.2%
U.S. Treasury Notes, 4.13%, due 1/31/2027	4.1%
U.S. Treasury Notes, 4.63%, due 6/30/2026	4.1%
U.S. Treasury Notes, 4.13%, due 2/28/2027	4.1%
U.S. Treasury Notes, 4.00%, due 12/15/2027	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000248538
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Laddered Treasury Fund
Trading Symbol	USIN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 3,003,440
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,003,440 # of Portfolio Holdings13 Portfolio Turnover Rate19%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 8/15/2033	8.4%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.3%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.3%
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.3%
U.S. Treasury Notes, 2.75%, due 8/15/2032	8.3%
U.S. Treasury Notes, 2.88%, due 5/15/2032	8.3%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.3%
U.S. Treasury Notes, 3.50%, due 2/15/2033	8.3%
U.S. Treasury Notes, 4.38%, due 5/15/2034	8.2%
U.S. Treasury Notes, 4.13%, due 11/15/2032	8.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000225934
Shareholder Report [Line Items]
Fund Name	WisdomTree Alternative Income Fund
Trading Symbol	HYIN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Alternative Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Alternative Income Fund	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 59,050,312
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$59,050,312 # of Portfolio Holdings36 Portfolio Turnover Rate14%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Two Harbors Investment Corp.	3.3%
New York Mortgage Trust, Inc.	3.3%
Ellington Financial, Inc.	3.2%
Annaly Capital Management, Inc.	3.2%
Blackstone Mortgage Trust, Inc.	3.2%
Apollo Commercial Real Estate Finance, Inc.	3.1%
Rithm Capital Corp.	3.1%
AGNC Investment Corp.	3.0%
FS KKR Capital Corp.	3.0%
Ares Capital Corp.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247881
Shareholder Report [Line Items]
Fund Name	WisdomTree Bianco Total Return Fund
Trading Symbol	WTBN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 54,046,125
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$54,046,125 # of Portfolio Holdings9 Portfolio Turnover Rate93%
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Mutual Fund	0.1%
Other Assets and Liabilities (Net)	(0.0)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

iShares MBS ETF	35.6%
Invesco Senior Loan ETF	19.9%
iShares 7-10 Year Treasury Bond ETF	11.7%
Vanguard Long-Term Corporate Bond ETF	11.1%
iShares 3-7 Year Treasury Bond ETF	6.5%
Vanguard Intermediate-Term Corporate Bond ETF	5.6%
Schwab Long-Term U.S. Treasury ETF	5.0%
iShares BBB Rated Corporate Bond ETF	4.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000133150
Shareholder Report [Line Items]
Fund Name	WisdomTree Bloomberg U.S. Dollar Bullish Fund
Trading Symbol	USDU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
AssetsNet	$ 347,039,062
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$347,039,062 # of Portfolio Holdings6 Portfolio Turnover Rate66%
Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.34%, due 6/17/2025	24.1%
U.S. Treasury Bills, 4.34%, due 4/17/2025	24.0%
U.S. Treasury Bills, 4.41%, due 3/6/2025	23.9%
U.S. Treasury Bills, 4.27%, due 5/8/2025	23.8%
WisdomTree Floating Rate Treasury Fund	4.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	0.2%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	95.8%
Exchange-Traded Fund	4.4%
Mutual Fund	0.2%
Other Assets and Liabilities (Net)	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000230569
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Gold Plus Equity Strategy Fund
Trading Symbol	GDE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$11	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
AssetsNet	$ 59,485,364
Holdings Count | Holding	499
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$59,485,364 # of Portfolio Holdings499 Portfolio Turnover Rate19%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	8.3%
Apple, Inc.	6.1%
NVIDIA Corp.	5.3%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.9%
Berkshire Hathaway, Inc.	1.9%
Tesla, Inc.	1.5%
Broadcom, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000230570
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Trading Symbol	GDMN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$24	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 15,710,226
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$15,710,226 # of Portfolio Holdings53 Portfolio Turnover Rate12%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Newmont Corp.	9.8%
Agnico Eagle Mines Ltd.	8.6%
Barrick Gold Corp.	7.1%
Franco-Nevada Corp.	5.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	5.7%
Anglogold Ashanti PLC	5.4%
Kinross Gold Corp.	5.0%
Northern Star Resources Ltd.	4.7%
Wheaton Precious Metals Corp.	4.7%
Gold Fields Ltd.	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000060975
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Currency Strategy Fund
Trading Symbol	CEW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$27	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 6,979,960
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,979,960 # of Portfolio Holdings4 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.37%, due 3/13/2025	32.2%
U.S. Treasury Bills, 4.28%, due 4/10/2025	32.1%
Citigroup, Inc., tri-party repurchase agreement, 4.36%, due 3/3/2025	30.7%
WisdomTree Floating Rate Treasury Fund	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000104506
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Corporate Bond Fund
Trading Symbol	EMCB
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 72,369,323
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$72,369,323 # of Portfolio Holdings161 Portfolio Turnover Rate118%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	3.2%
OCP SA, 6.75%, due 5/2/2034	1.4%
Bangkok Bank PCL, 3.73%, due 9/25/2034	1.4%
Alibaba Group Holding Ltd., 5.25%, due 5/26/2035	1.4%
Ecopetrol SA, 8.88%, due 1/13/2033	1.4%
Banco de Credito del Peru SA, 3.13%, due 7/1/2030	1.4%
Sands China Ltd., 5.40%, due 8/8/2028	1.3%
InRetail Consumer, 3.25%, due 3/22/2028	1.2%
Minerva Luxembourg SA, 4.38%, due 3/18/2031	1.1%
IRB Infrastructure Developers Ltd., 7.11%, due 3/11/2032	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000088998
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Local Debt Fund
Trading Symbol	ELD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$27	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[2]
AssetsNet	$ 62,804,751
Holdings Count | Holding	162
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$62,804,751 # of Portfolio Holdings162 Portfolio Turnover Rate7%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.36%, due 3/3/2025	3.8%
International Finance Corp., 7.00%, due 7/20/2027	2.1%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2029	1.7%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2027	1.7%
Brazil Letras do Tesouro Nacional, 11.80%, due 7/1/2026	1.7%
Brazil Letras do Tesouro Nacional, 12.43%, due 1/1/2026	1.6%
International Finance Corp., 7.50%, due 1/18/2028	1.5%
China Government Bonds, 2.68%, due 5/21/2030	1.4%
Czech Republic Government Bonds, 1.20%, due 3/13/2031	1.3%
Brazil Letras do Tesouro Nacional, 12.69%, due 7/1/2025	1.3%

Country Breakdown (% of Net Assets)

Brazil	11.4%
Indonesia	11.3%
India	8.5%
Thailand	8.3%
South Africa	6.5%
China	4.9%
Poland	4.9%
Mexico	4.8%
Malaysia	4.8%
Supranational	7.6%
Other Countries	23.4%
Other Assets and Liabilities (Net)	3.6%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000221364
Shareholder Report [Line Items]
Fund Name	WisdomTree Enhanced Commodity Strategy Fund
Trading Symbol	GCC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[3]
AssetsNet	$ 142,874,274
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$142,874,274 # of Portfolio Holdings4 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.30%, due 8/7/2025	77.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	6.4%
WisdomTree Bitcoin Fund	4.4%
WisdomTree Floating Rate Treasury Fund	4.4%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	77.0%
Exchange-Traded Fund	8.8%
Mutual Fund	6.4%
Other Assets and Liabilities (Net)	7.8%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000136444
Shareholder Report [Line Items]
Fund Name	WisdomTree Floating Rate Treasury Fund
Trading Symbol	USFR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 17,791,247,363
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$17,791,247,363 # of Portfolio Holdings5 Portfolio Turnover Rate79%
Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.46%, due 10/31/2026	27.2%
U.S. Treasury Floating Rate Notes, 4.44%, due 7/31/2026	27.1%
U.S. Treasury Floating Rate Notes, 4.41%, due 4/30/2026	27.1%
U.S. Treasury Floating Rate Notes, 4.35%, due 1/31/2027	18.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	0.0%Footnote Reference*

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000134342
Shareholder Report [Line Items]
Fund Name	WisdomTree Interest Rate Hedged High Yield Bond Fund
Trading Symbol	HYZD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 184,985,530
Holdings Count | Holding	482
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$184,985,530 # of Portfolio Holdings482 Portfolio Turnover Rate34%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	1.0%
Paramount Global, 6.38%, due 3/30/2062	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.6%
Sirius XM Radio LLC, 4.00%, due 7/15/2028	0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/2045	0.5%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.5%
United Airlines, Inc., 4.63%, due 4/15/2029	0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 8/15/2027	0.5%
Tenneco, Inc., 8.00%, due 11/17/2028	0.5%
Post Holdings, Inc., 6.38%, due 3/1/2033	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000134336
Shareholder Report [Line Items]
Fund Name	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Trading Symbol	AGZD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 130,307,516
Holdings Count | Holding	1,617
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$130,307,516 # of Portfolio Holdings1,617 Portfolio Turnover Rate58% Portfolio Turnover Rate Excluding TBA Roll Transactions22%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 8/15/2033	0.7%
U.S. Treasury Notes, 1.25%, due 9/30/2028	0.6%
U.S. Treasury Notes, 1.00%, due 7/31/2028	0.6%
U.S. Treasury Notes, 3.38%, due 5/15/2033	0.6%
U.S. Treasury Notes, 4.50%, due 3/31/2026	0.6%
U.S. Treasury Notes, 1.50%, due 11/30/2028	0.6%
Government National Mortgage Association, 5.50%, due 3/20/2055	0.5%
U.S. Treasury Notes, 0.63%, due 12/31/2027	0.5%
Uniform Mortgage-Backed Securities, 6.00%, due 3/1/2055	0.5%
U.S. Treasury Notes, 4.25%, due 3/15/2027	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000079238
Shareholder Report [Line Items]
Fund Name	WisdomTree Managed Futures Strategy Fund
Trading Symbol	WTMF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[4]
AssetsNet	$ 160,955,976
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$160,955,976 # of Portfolio Holdings4 Portfolio Turnover Rate48%
Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.29%, due 5/1/2025	80.5%
WisdomTree Floating Rate Treasury Fund	4.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	3.0%
WisdomTree Bitcoin Fund	2.6%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	80.5%
Exchange-Traded Fund	7.1%
Mutual Fund	3.0%
Other Assets and Liabilities (Net)	9.4%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000210706
Shareholder Report [Line Items]
Fund Name	WisdomTree Mortgage Plus Bond Fund
Trading Symbol	MTGP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 61,580,957
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$61,580,957 # of Portfolio Holdings163 Portfolio Turnover Rate81% Portfolio Turnover Rate Excluding TBA Roll Transactions17%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Uniform Mortgage-Backed Securities, 5.50%, due 3/1/2055	5.6%
Uniform Mortgage-Backed Securities, 6.00%, due 3/1/2055	5.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	4.8%
Uniform Mortgage-Backed Securities, 5.00%, due 4/1/2055	4.1%
Government National Mortgage Association, 2.00%, due 10/20/2051	3.1%
Government National Mortgage Association, 5.50%, due 3/20/2055	2.8%
Federal National Mortgage Association, 3.00%, due 5/1/2052	2.6%
Federal National Mortgage Association, 2.00%, due 1/1/2052	2.4%
Federal National Mortgage Association, 2.50%, due 6/1/2052	2.4%
Government National Mortgage Association, 2.50%, due 9/20/2051	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000152580
Shareholder Report [Line Items]
Fund Name	WisdomTree PutWrite Strategy Fund
Trading Symbol	PUTW
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree PutWrite Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree PutWrite Strategy Fund	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 233,783,669
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$233,783,669 # of Portfolio Holdings4 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.31%, due 8/7/2025	55.6%
U.S. Treasury Bills, 4.40%, due 3/6/2025	42.8%
WisdomTree Floating Rate Treasury Fund	4.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000222596
Shareholder Report [Line Items]
Fund Name	WisdomTree Target Range Fund
Trading Symbol	GTR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 53,956,637
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$53,956,637 # of Portfolio Holdings6 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.30%, due 5/1/2025	72.7%
SPDR S&P 500 ETF Trust, Purchased Call Option @ $495 expiring 1/16/2026	10.3%
iShares MSCI EAFE ETF, Purchased Call Option @ $64 expiring 1/16/2026	5.1%
iShares Russell 2000 ETF, Purchased Call Option @ $187 expiring 1/16/2026	3.4%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $36 expiring 1/16/2026	2.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000239876
Shareholder Report [Line Items]
Fund Name	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Trading Symbol	UNIY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,318,008,673
Holdings Count | Holding	6,983
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,318,008,673 # of Portfolio Holdings6,983 Portfolio Turnover Rate17% Portfolio Turnover Rate Excluding TBA Roll Transactions16%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 1/31/2026	11.1%
U.S. Treasury Bonds, 1.88%, due 2/15/2041	3.5%
U.S. Treasury Notes, 0.25%, due 10/31/2025	3.2%
U.S. Treasury Notes, 0.63%, due 8/15/2030	2.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%	1.7%
Federal National Mortgage Association, 5.00%, due 1/1/2055	0.7%
Tennessee Valley Authority, 3.50%, due 12/15/2042	0.6%
Government National Mortgage Association, 6.00%, due 9/20/2054	0.6%
U.S. Treasury Bonds, 4.75%, due 2/15/2045	0.5%
Federal National Mortgage Association, 5.50%, due 8/1/2053	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000156663
Shareholder Report [Line Items]
Fund Name	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Trading Symbol	AGGY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 896,578,307
Holdings Count | Holding	2,564
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$896,578,307 # of Portfolio Holdings2,564 Portfolio Turnover Rate51% Portfolio Turnover Rate Excluding TBA Roll Transactions25%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.36%, due 3/3/2025	2.1%
Tennessee Valley Authority, 5.25%, due 9/15/2039	0.5%
Federal Home Loan Bank, 5.50%, due 7/15/2036	0.5%
Tennessee Valley Authority, 5.88%, due 4/1/2036	0.5%
U.S. Treasury Notes, 3.63%, due 8/31/2029	0.4%
U.S. Treasury Notes, 1.13%, due 8/31/2028	0.4%
U.S. Treasury Notes, 2.75%, due 4/30/2027	0.4%
U.S. Treasury Notes, 3.75%, due 12/31/2028	0.4%
U.S. Treasury Notes, 1.00%, due 7/31/2028	0.4%
U.S. Treasury Notes, 4.63%, due 4/30/2029	0.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000184315
Shareholder Report [Line Items]
Fund Name	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Trading Symbol	SHAG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 42,805,866
Holdings Count | Holding	1,210
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$42,805,866 # of Portfolio Holdings1,210 Portfolio Turnover Rate66% Portfolio Turnover Rate Excluding TBA Roll Transactions63%
Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 2/15/2028	6.4%
U.S. Treasury Notes, 0.50%, due 5/31/2027	5.0%
U.S. Treasury Notes, 0.25%, due 5/31/2025	4.5%
U.S. Treasury Notes, 4.00%, due 12/15/2027	3.5%
U.S. Treasury Notes, 4.13%, due 1/31/2027	2.3%
U.S. Treasury Notes, 0.75%, due 5/31/2026	2.1%
U.S. Treasury Bills, 4.33%, due 3/6/2025	1.9%
U.S. Treasury Notes, 4.25%, due 12/31/2026	1.2%
U.S. Treasury Notes, 0.63%, due 7/31/2026	1.1%
Federal National Mortgage Association, 6.25%, due 5/15/2029	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.